EV CLASSIC NATIONAL MUNICIPALS FUND
          Supplement to Statement of Additional Information
                        dated February 1, 1996

The following is added to "Performance Information" in Part II:

           For the thirty-day period ended September 30, 1995, the yield of the Fund was 5.05%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 5.05% would be 7.32%, assuming a federal tax rate of 31%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

           The Fund's distribution rate (calculated on September 30, 1995 and based on the Fund's monthly distribution paid September 22, 1995) was 5.77%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 5.92%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

February 13, 1996


                 EV MARATHON NATIONAL MUNICIPALS FUND
          Supplement to Statement of Additional Information
                        dated February 1, 1996

The following is added to "Performance Information" in Part II:

           For the thirty-day period ended September 30, 1995, the yield of the Fund was 5.37%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 5.37% would be 7.78%, assuming a federal tax rate of 31%.

           The Fund's distribution rate (calculated on September 30, 1995 and based on the Fund's monthly distribution paid September 15, 1995) was 5.82%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 5.97%.

February 13, 1996


                EV TRADITIONAL NATIONAL MUNICIPALS FUND
          Supplement to Statement of Additional Information
                        dated February 1, 1996

The following is added to "Performance Information" in Part II:

           For the thirty-day period ended September 30, 1995, the yield of the Fund was 6.13%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 6.13% would be 8.88%, assuming a federal tax rate of 31%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

           The Fund's distribution rate (calculated on September 30, 1995 and based on the Fund's monthly distribution paid September 29, 1995) was 6.39%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 6.58%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

           See the Tax Equivalent Yield Table in Part I for information concerning applicable tax rates and income brackets.

February 13, 1996